MASTER TRUST INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets	The following tables present the Master Trust net assets and the Plan’s interest in the Master Trust net assets as of December 31, 2025 and 2024:

	2025
(in thousands)	Master Trust	Plan Interest in the Master Trust
Equity Funds	$4,313,915	$2,298,677
Target Date Funds	3,812,545	1,826,136
PG&E Corporation Stock Fund	312,035	121,966
Brokerage Link Accounts	1,424,411	701,430
Fixed Income Funds	898,994	460,657
Money Market Fund	433,954	213,938
Total Trust investments at fair value	11,195,854	5,622,804
Administrative expense payable	(387)	(127)
Total	$11,195,467	$5,622,677

	2024
(in thousands)	Master Trust	Plan Interest in the Master Trust
Equity Funds	$3,704,541	$1,965,779
Target Date Funds	3,144,374	1,490,415
PG&E Corporation Stock Fund	417,332	158,079
Brokerage Link Accounts	1,118,299	559,488
Fixed Income Funds	821,995	416,391
Money Market Fund	433,050	206,653
Total Trust investments at fair value	9,639,591	4,796,805
Administrative expense payable	(206)	(64)
Total	$9,639,385	$4,796,741

The following table presents the changes in net assets of the Master Trust for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
(in thousands)	2025	2024
Net appreciation in fair value investments	$1,432,336	$1,134,419
Dividends and interest	66,426	51,985
Net investment income	1,498,762	1,186,404
Net transfers	63,259	(32,393)
Administrative expenses	(5,939)	(5,382)
Increase in net assets	1,556,082	1,148,629
Net assets:
Beginning of year	9,639,385	8,490,756
End of year	$11,195,467	$9,639,385

EBP 002
EBP, Master Trust [Line Items]
Schedule of Master Trust Net Assets	The following tables present the Master Trust net assets and the Plan’s interest in the Master Trust net assets as of December 31, 2025 and 2024:

	2025
(in thousands)	Master Trust	Plan Interest in the Master Trust
Equity Funds	$4,313,915	$2,015,238
Target Date Funds	3,812,545	1,986,409
PG&E Corporation Stock Fund	312,035	190,069
Brokerage Link Accounts	1,424,411	722,981
Fixed Income Funds	898,994	438,337
Money Market Fund	433,954	220,016
Total Trust investments at fair value	11,195,854	5,573,050
Administrative expense payable	(387)	(260)
Total	$11,195,467	$5,572,790

	2024
(in thousands)	Master Trust	Plan Interest in the Master Trust
Equity Funds	$3,704,541	$1,738,762
Target Date Funds	3,144,374	1,653,959
PG&E Corporation Stock Fund	417,332	259,253
Brokerage Link Accounts	1,118,299	558,811
Fixed Income Funds	821,995	405,604
Money Market Fund	433,050	226,397
Total Trust investments at fair value	9,639,591	4,842,786
Administrative expense payable	(206)	(142)
Total	$9,639,385	$4,842,644
The following table presents the changes in net assets of the Master Trust for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
(in thousands)	2025	2024
Net appreciation in fair value investments	$1,432,336	$1,134,419
Dividends and interest	66,426	51,985
Net investment income	1,498,762	1,186,404
Net transfers	63,259	(32,393)
Administrative expenses	(5,939)	(5,382)
Increase in net assets	1,556,082	1,148,629
Net assets:
Beginning of year	9,639,385	8,490,756
End of year	$11,195,467	$9,639,385